CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)	Dec. 31, 2022 shares
Over-allotment option
Number of shares subject to forfeiture	300,000
Class B common stock
Number of shares subject to forfeiture	300,000
Common stock, stock outstanding (in shares)	2,300,000